Earnings Per share - Additional Information (Detail) - shares	Aug. 02, 2015	Feb. 01, 2015	Aug. 03, 2014	Feb. 02, 2014
Earnings Per Share [Line Items]
Stock option awards outstanding	3,544,420
Time and Performance Based Option Awards [Member]
Earnings Per Share [Line Items]
Stock option awards outstanding	3,544,420	4,439,017	2,310,131	2,091,411